Stock Options (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022
Share-Based Payment Arrangement [Abstract]
Selling, general and administrative	$ 279,198	$ 24,023	$ 349,843	$ 118,855	$ 142,877	$ 939,232
Research and development	705	705	2,115	15,800	16,505	84,930
Total	$ 279,903	$ 24,728	$ 351,958	$ 134,655	$ 159,382	$ 1,024,162